DIVIDEND PAYABLE	12 Months Ended
Sep. 30, 2014
Dividends [Abstract]
Dividends [Text Block]
NOTE 15. DIVIDEND PAYABLE

	As of September 30, 2014	As of September 30, 2013
	US$('000)	US$('000)
Dividend due to shareholders	$840	$842
	$840	$842

 In fiscal year 2009 the shareholders made a resolution to appropriate US$4,096,000 to all shareholders in proportion to their shareholding percentage. In fiscal year 2010, two shareholders received their dividend payment. The balance represents outstanding unpaid dividends to the shareholders.